Fair Value of Financial Instruments - Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments (Details) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gains (Losses) from the Change in Fair Value of Level 3 Financial Instruments [Member]
Change in fair value of debt	$ (618,208)	$ 84,109
Contingent acquisition consideration payable		2,189
Change in fair value of derivative financial instruments	8,644
Total gains	$ (609,564)	$ 86,298